Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the DC Commercial Mortgage Trust 2023-DC, Commercial Mortgage Pass-Through Certificates, Series 2023-DC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 2 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●     The phrase “Closing Date” refers to the date of August 30, 2023.

●     The phrase “Cut-off Date” refers to the date of September 6, 2023.

●     The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 9, 2023 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2023-DC Accounting Tape Final.xlsx (provided on August 9, 2023).

●     The phrase “Specified Attributes” refers to the fields in the Final Data File.

●     The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●     The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●     The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●     The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●     The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●     The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●     The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.

●     The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.

●     The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

●     The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.

●     The phrase “Title Policy” refers to a draft or signed proforma title policy.

●     The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 27, 2023 through August 9, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●     Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

●     Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

August 9, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

DC 2023-DC	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Building Name	None - Company Provided	None
5	Property Type	Underwriting File	None
6	Property Sub-Type	Underwriting File	None
7	Address	Appraisal Report	None
8	City	Appraisal Report	None
9	County	Appraisal Report	None
10	State	Appraisal Report	None
11	Zip	Appraisal Report	None
12	Market	Appraisal Report	None
13	Market Tier	Underwriting File	None
14	Year Built	Appraisal Report	None
15	Year Renovated	Appraisal Report	None
16	Site Area (Acres)	Engineering Report	None
17	Total NRA	Underwriting File	None
18	Unit of Measure	None - Company Provided	None
19	Raised Floor (SF)	Appraisal Report	None
20	Total Capacity (MW)	Underwriting File	None
21	Leased Capacity (MW)	Underwriting File	None
22	Leased % (MW)	Recalculation	None
23	Occupancy Date	Underwriting File	None
24	Generator Power Capacity	Underwriting File	None
25	Heat Rejection Redundancy	Underwriting File	None
26	UPS Redundancy	Underwriting File	None
27	Design PUE Ratio	Underwriting File	None
28	# of Tenants	Underwriting File	None
29	% of Total UW Data Center Rent from Investment Grade Tenants	Recalculation	None
30	WA Lease Expiration Date	Recalculation	None
31	WA Lease Term Remaining	Recalculation	None
32	Occupancy 2021	Underwriting File	None
33	Occupancy 2022	Underwriting File	None
34	Occupancy March 2023 TTM	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

DC 2023-DC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
35	Occupancy UW	Underwriting File	None
36	Ownership Interest	Title Policy	None
37	Mortgage Loan Closing Date Balance	Loan Agreement	None
38	Mortgage Loan Closing Date Balance per Total Capacity (MW)	Recalculation	None
39	% of Mortgage Loan Closing Date Balance	Recalculation	None
40	Mortgage Loan Maturity Date Balance	Recalculation	None
41	Individual As-Is Appraised Value Date	Appraisal Report	None
42	Individual As-Is Appraised Value	Appraisal Report	None
43	Data Center Individual As-Is Appraised Value per Total Capacity (MW)	Recalculation	None
44	Portfolio Appraised Value Date	Appraisal Report	None
45	Portfolio Appraised Value	Appraisal Report	None
46	Portfolio Appraised Value Premium	Recalculation	None
47	Engineering Report Provider	Engineering Report	None
48	Engineering Report Date	Engineering Report	None
49	Environmental Report Provider	Environmental Report	None
50	Environmental Report Date	Environmental Report	None
51	Phase II Required?	Environmental Report	None
52	Seismic Zone	Engineering Report	None
53	PML %	Not Applicable*	None
54	Origination Date	None - Company Provided	None
55	Mortgage Loan Interest Rate	None - Company Provided	None
56	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
57	Amort Type	Loan Agreement	None
58	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
59	Annual Mortgage Loan Debt Service Payment	Recalculation	None
60	Grace Period	Loan Agreement	None
61	First Loan Payment Date	Loan Agreement	None
62	Seasoning	Recalculation	None
63	Original Term to Maturity (Months)	Recalculation	None
64	Remaining Term to Maturity (Months)	Recalculation	None
65	Original Amortization Term (Months)	Not Applicable*	None
66	Remaining Amortization Term (Months)	Not Applicable*	None
67	Original IO Term (Months)	Recalculation	None
68	Remaining IO Term (Months)	Recalculation	None
69	Maturity Date	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

DC 2023-DC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
70	Lockbox	Loan Agreement	None
71	Cash Management Type	Loan Agreement	None
72	Cash Management Trigger	Loan Agreement	None
73	Administrative Fee Rate (%)	Fee Schedule	None
74	Prepayment Provision	Loan Agreement	None
75	Partial Release Allowed?	Loan Agreement	None
76	Property Release Description	Loan Agreement	None
77	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
78	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
79	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
80	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
81	Mortgage Loan UW NOI Debt Yield	Recalculation	None
82	Mortgage Loan UW NCF Debt Yield	Recalculation	None
83	Mortgage Loan UW NOI DSCR	Recalculation	None
84	Mortgage Loan UW NCF DSCR	Recalculation	None
85	Initial Tax Escrow	Loan Agreement	None
86	Ongoing Tax Escrow Monthly	Loan Agreement	None
87	Tax Escrow Springing Conditions	Loan Agreement	None
88	Initial Insurance Escrow	Loan Agreement	None
89	Ongoing Insurance Escrow Monthly	Loan Agreement	None
90	Insurance Escrow Springing Conditions	Loan Agreement	None
91	Initial Immediate Repairs Escrow	Loan Agreement	None
92	Initial CapEx Escrow	Loan Agreement	None
93	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
94	Cap Ex Escrow Springing Conditions	Loan Agreement	None
95	Initial TI/LC Escrow	Loan Agreement	None
96	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
97	TI/LC Escrow Springing Conditions	Loan Agreement	None
98	Initial Other Escrow	Loan Agreement	None
99	Ongoing Other Escrow Monthly	Loan Agreement	None
100	Ongoing Other Escrow Springing Condition	Loan Agreement	None
101	Other Escrow Description	Loan Agreement	None
102	Largest Tenant (by Total UW Data Center Rent) Tenant Name	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

DC 2023-DC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
103	Largest Tenant (by Total UW Data Center Rent) Lease Exp.	Underwriting File	None
104	Largest Tenant (by Total UW Data Center Rent) kW	Underwriting File	None
105	Largest Tenant (by Total UW Data Center Rent) UW Data Center Base Rent	Underwriting File	None
106	Largest Tenant (by Total UW Data Center Rent) Total UW Data Center Rent	Underwriting File	None
107	2nd Largest Tenant (by Total UW Data Center Rent) Tenant Name	Underwriting File	None
108	2nd Largest Tenant (by Total UW Data Center Rent) Lease Exp.	Underwriting File	None
109	2nd Largest Tenant (by Total UW Data Center Rent) kW	Underwriting File	None
110	2nd Largest Tenant (by Total UW Data Center Rent) UW Data Center Base Rent	Underwriting File	None
111	2nd Largest Tenant (by Total UW Data Center Rent) Total UW Data Center Rent	Underwriting File	None
112	3rd Largest Tenant (by Total UW Data Center Rent) Tenant Name	Underwriting File	None
113	3rd Largest Tenant (by Total UW Data Center Rent) Lease Exp.	Underwriting File	None
114	3rd Largest Tenant (by Total UW Data Center Rent) kW	Underwriting File	None
115	3rd Largest Tenant (by Total UW Data Center Rent) UW Data Center Base Rent	Underwriting File	None
116	3rd Largest Tenant (by Total UW Data Center Rent) Total UW Data Center Rent	Underwriting File	None
117	Base Rent 2021	Underwriting File	$1.00
118	Base Rent 2022	Underwriting File	$1.00
119	Base Rent March 2023 TTM	Underwriting File	$1.00
120	Base Rent Sponsor Budget	Underwriting File	$1.00
121	Base Rent UW	Underwriting File	$1.00
122	Potential Income From Vacant Space 2021	Underwriting File	$1.00
123	Potential Income From Vacant Space 2022	Underwriting File	$1.00
124	Potential Income From Vacant Space March 2023 TTM	Underwriting File	$1.00
125	Potential Income From Vacant Space Sponsor Budget	Underwriting File	$1.00
126	Potential Income From Vacant Space UW	Underwriting File	$1.00
127	Escalators 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

DC 2023-DC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
128	Escalators 2022	Underwriting File	$1.00
129	Escalators March 2023 TTM	Underwriting File	$1.00
130	Escalators Sponsor Budget	Underwriting File	$1.00
131	Escalators UW	Underwriting File	$1.00
132	Straight-Line Rent 2021	Underwriting File	$1.00
133	Straight-Line Rent 2022	Underwriting File	$1.00
134	Straight-Line Rent March 2023 TTM	Underwriting File	$1.00
135	Straight-Line Rent Sponsor Budget	Underwriting File	$1.00
136	Straight-Line Rent UW	Underwriting File	$1.00
137	Interconnection Revenue 2021	Underwriting File	$1.00
138	Interconnection Revenue 2022	Underwriting File	$1.00
139	Interconnection Revenue March 2023 TTM	Underwriting File	$1.00
140	Interconnection Revenue Sponsor Budget	Underwriting File	$1.00
141	Interconnection Revenue UW	Underwriting File	$1.00
142	Other Reimbursements 2021	Underwriting File	$1.00
143	Other Reimbursements 2022	Underwriting File	$1.00
144	Other Reimbursements March 2023 TTM	Underwriting File	$1.00
145	Other Reimbursements Sponsor Budget	Underwriting File	$1.00
146	Other Reimbursements UW	Underwriting File	$1.00
147	Other Rental Income 2021	Underwriting File	$1.00
148	Other Rental Income 2022	Underwriting File	$1.00
149	Other Rental Income March 2023 TTM	Underwriting File	$1.00
150	Other Rental Income Sponsor Budget	Underwriting File	$1.00
151	Other Rental Income UW	Underwriting File	$1.00
152	Gross Potential Income 2021	Underwriting File	$1.00
153	Gross Potential Income 2022	Underwriting File	$1.00
154	Gross Potential Income March 2023 TTM	Underwriting File	$1.00
155	Gross Potential Income Sponsor Budget	Underwriting File	$1.00
156	Gross Potential Income UW	Underwriting File	$1.00
157	Economic Vacancy 2021	Underwriting File	$1.00
158	Economic Vacancy 2022	Underwriting File	$1.00
159	Economic Vacancy March 2023 TTM	Underwriting File	$1.00
160	Economic Vacancy Sponsor Budget	Underwriting File	$1.00
161	Economic Vacancy UW	Underwriting File	$1.00
162	Utility Reimbursements 2021	Underwriting File	$1.00
163	Utility Reimbursements 2022	Underwriting File	$1.00
164	Utility Reimbursements March 2023 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

DC 2023-DC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
165	Utility Reimbursements Sponsor Budget	Underwriting File	$1.00
166	Utility Reimbursements UW	Underwriting File	$1.00
167	Total Revenue 2021	Underwriting File	$1.00
168	Total Revenue 2022	Underwriting File	$1.00
169	Total Revenue March 2023 TTM	Underwriting File	$1.00
170	Total Revenue Sponsor Budget	Underwriting File	$1.00
171	Total Revenue UW	Underwriting File	$1.00
172	Management Fee 2021	Underwriting File	$1.00
173	Management Fee 2022	Underwriting File	$1.00
174	Management Fee March 2023 TTM	Underwriting File	$1.00
175	Management Fee Sponsor Budget	Underwriting File	$1.00
176	Management Fee UW	Underwriting File	$1.00
177	Data Center Labor 2021	Underwriting File	$1.00
178	Data Center Labor 2022	Underwriting File	$1.00
179	Data Center Labor March 2023 TTM	Underwriting File	$1.00
180	Data Center Labor Sponsor Budget	Underwriting File	$1.00
181	Data Center Labor UW	Underwriting File	$1.00
182	Repairs & Maintenance 2021	Underwriting File	$1.00
183	Repairs & Maintenance 2022	Underwriting File	$1.00
184	Repairs & Maintenance March 2023 TTM	Underwriting File	$1.00
185	Repairs & Maintenance Sponsor Budget	Underwriting File	$1.00
186	Repairs & Maintenance UW	Underwriting File	$1.00
187	Utilities 2021	Underwriting File	$1.00
188	Utilities 2022	Underwriting File	$1.00
189	Utilities March 2023 TTM	Underwriting File	$1.00
190	Utilities Sponsor Budget	Underwriting File	$1.00
191	Utilities UW	Underwriting File	$1.00
192	General Expense 2021	Underwriting File	$1.00
193	General Expense 2022	Underwriting File	$1.00
194	General Expense March 2023 TTM	Underwriting File	$1.00
195	General Expense Sponsor Budget	Underwriting File	$1.00
196	General Expense UW	Underwriting File	$1.00
197	Real Estate Taxes 2021	Underwriting File	$1.00
198	Real Estate Taxes 2022	Underwriting File	$1.00
199	Real Estate Taxes March 2023 TTM	Underwriting File	$1.00
200	Real Estate Taxes Sponsor Budget	Underwriting File	$1.00
201	Real Estate Taxes UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

DC 2023-DC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
202	Insurance 2021	Underwriting File	$1.00
203	Insurance 2022	Underwriting File	$1.00
204	Insurance March 2023 TTM	Underwriting File	$1.00
205	Insurance Sponsor Budget	Underwriting File	$1.00
206	Insurance UW	Underwriting File	$1.00
207	Total Operating Expenses 2021	Underwriting File	$1.00
208	Total Operating Expenses 2022	Underwriting File	$1.00
209	Total Operating Expenses March 2023 TTM	Underwriting File	$1.00
210	Total Operating Expenses Sponsor Budget	Underwriting File	$1.00
211	Total Operating Expenses UW	Underwriting File	$1.00
212	Net Operating Income 2021	Underwriting File	$1.00
213	Net Operating Income 2022	Underwriting File	$1.00
214	Net Operating Income March 2023 TTM	Underwriting File	$1.00
215	Net Operating Income Sponsor Budget	Underwriting File	$1.00
216	Net Operating Income UW	Underwriting File	$1.00
217	Replacement Reserves 2021	Underwriting File	$1.00
218	Replacement Reserves 2022	Underwriting File	$1.00
219	Replacement Reserves March 2023 TTM	Underwriting File	$1.00
220	Replacement Reserves Sponsor Budget	Underwriting File	$1.00
221	Replacement Reserves UW	Underwriting File	$1.00
222	Net Cash Flow 2021	Underwriting File	$1.00
223	Net Cash Flow 2022	Underwriting File	$1.00
224	Net Cash Flow March 2023 TTM	Underwriting File	$1.00
225	Net Cash Flow Sponsor Budget	Underwriting File	$1.00
226	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

DC 2023-DC	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
22	Leased % (MW)	Quotient of (i) Leased Capacity (MW) and (ii) Total Capacity (MW)
29	% of Total UW Data Center Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant UW Data Center Rent from the Underwriting File and (ii) sum of the total UW Data Center Rent from the Underwriting File.
30	WA Lease Expiration Date	Quotient of (i) for each respective building the sum of (a) the product of (1) the lease expiration date for each tenant and (2) the corresponding UW Data Center Rent for each tenant (ii) the sum of the total UW Data Center Rent of the respective building.
31	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
38	Mortgage Loan Closing Date Balance per Total Capacity (MW)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Capacity (MW).
39	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
40	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
43	Data Center Individual As-Is Appraised Value per Total Capacity (MW)	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Capacity (MW).
46	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
58	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
59	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate, and (iii) Interest Calculation (Actual/360).
62	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
63	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Maturity Date.
64	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
67	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

DC 2023-DC	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
68	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
77	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
78	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
79	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
80	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
81	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
82	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
83	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
84	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.

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